FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary Of Maximum Exposure To Credit Risk	The Company’s maximum exposure to credit risk is as follows:

	December 31, 2022	December 31, 2021
Cash	$ 134,447	$ 201,804
Amounts receivable	1,801	1,178
	$ 136,248	$ 202,982

Summary Of Detailed Information About Siginificant Undiscounted Commitments
The Company’s significant undiscounted commitments at December 31, 2022 are as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Trade and other payables	$ 13,723	$ -	$ -	$ -	$ 13,723
Convertible debentures (Note 9)	-	74,884	5,137	-	80,021
Lease liabilities (Note 10)	1,346	2,574	-	-	3,920
	$ 15,069	$ 77,458	$ 5,137	$ -	$ 97,664